Fees Summary	Sep. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,757,000
Previously Paid Amount	0.00
Total Fee Amount	1,034.50
Total Offset Amount	0.00
Net Fee	1,034.50
Narrative - Max Aggregate Offering Price	$ 6,757,000
Final Prospectus	true